Segment Information - Summary of Operating Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net sales	kr 201,303	kr 222,608	kr 246,920
Gross income	kr 44,545	kr 66,365	kr 85,819
Gross margin	22.10%	29.80%	34.80%
Operating income	kr (38,126)	kr 6,299	kr 21,805
Operating margin	(19.00%)	3.00%	9.00%
Financial income	kr (361)	kr (115)	kr 525
Financial expenses	(843)	(2,158)	(2,458)
Income after financial items	(39,330)	4,026	19,872
Taxes	4,267	(2,131)	(6,199)
Net income	(35,063)	1,895	13,673
Other segment items
Share in earnings of JV and associated companies	24	31	(38)
Amortization	(4,348)	(4,465)	(5,518)
Depreciation	(4,103)	(4,421)	(4,705)
Impairment losses	(19,441)	(241)	(20)
Reversals of impairment losses		8	16
Restructuring expenses	(8,501)	(7,567)	(5,040)
Gains/losses on sale of investments and operations	194	123	(49)
Operating segments [member]
Disclosure of operating segments [line items]
Net sales	201,303	222,608	246,920
Gross income	kr 44,545	kr 66,365	kr 85,818
Gross margin	22.00%	30.00%	35.00%
Operating income	kr (38,126)	kr 6,299	kr 21,805
Operating margin	(19.00%)	3.00%	9.00%
Other segment items
Share in earnings of JV and associated companies	kr 24	kr 31	kr (38)
Amortization	(4,348)	(4,465)
Depreciation	(4,103)	(4,421)
Impairment losses	(19,441)	(241)	(20)
Reversals of impairment losses		8	16
Restructuring expenses	(8,501)	(7,567)
Gains/losses on sale of investments and operations	194	123	(49)
Operating segments [member] | Networks [member]
Disclosure of operating segments [line items]
Net sales	127,966	140,984	157,791
Gross income	kr 40,622	kr 47,099	kr 59,653
Gross margin	32.00%	33.00%	38.00%
Operating income	kr 7,644	kr 17,570	kr 28,290
Operating margin	6.00%	12.00%	18.00%
Other segment items
Share in earnings of JV and associated companies	kr 22	kr 11	kr (1)
Amortization	(1,104)	(1,526)
Depreciation	(1,883)	(2,532)
Impairment losses	(1,413)	(90)
Reversals of impairment losses		5	10
Restructuring expenses	(4,828)	(3,413)
Gains/losses on sale of investments and operations	316	72	(32)
Operating segments [member] | Digital services [member]
Disclosure of operating segments [line items]
Net sales	40,981	45,298	49,443
Gross income	kr 4,361	kr 16,081	kr 21,264
Gross margin	11.00%	36.00%	43.00%
Operating income	kr (27,672)	kr (6,663)	kr (3,389)
Operating margin	(68.00%)	(15.00%)	(7.00%)
Other segment items
Share in earnings of JV and associated companies	kr 8	kr 22	kr (33)
Amortization	(2,465)	(1,923)
Depreciation	(1,268)	(1,061)
Impairment losses	(9,349)	(38)
Reversals of impairment losses		2	3
Restructuring expenses	(2,513)	(3,176)
Gains/losses on sale of investments and operations	(56)	27	(10)
Operating segments [member] | Managed services [member]
Disclosure of operating segments [line items]
Net sales	24,494	27,501	30,597
Gross income	kr (1,816)	kr 1,062	kr 1,655
Gross margin	(7.00%)	4.00%	5.00%
Operating income	kr (4,274)	kr (507)	kr (19)
Operating margin	(17.00%)	(2.00%)
Other segment items
Share in earnings of JV and associated companies	kr (6)		10
Amortization	(14)	kr (18)	(47)
Depreciation	(193)	(341)	(388)
Impairment losses	(108)	(12)
Reversals of impairment losses		1	1
Restructuring expenses	(675)	(382)	(238)
Gains/losses on sale of investments and operations	1	18	(7)
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Net sales	7,862	8,825	9,089
Gross income	kr 1,378	kr 2,123	kr 3,246
Gross margin	18.00%	24.00%	36.00%
Operating income	kr (13,824)	kr (4,101)	kr (3,077)
Operating margin	(176.00%)	(46.00%)	(34.00%)
Other segment items
Share in earnings of JV and associated companies		kr (2)	kr (14)
Amortization	kr (765)	(998)	(960)
Depreciation	(759)	(487)	(440)
Impairment losses	(8,571)	(101)	(20)
Reversals of impairment losses			2
Restructuring expenses	(485)	(596)	kr (162)
Gains/losses on sale of investments and operations	kr (67)	kr 6